Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 9 – Commitments and Contingencies

Litigations, Claims, and Assessments

The Company is involved in various disputes, claims, liens, and litigation matters arising out of the normal course of business. While the outcome of these disputes, claims, liens and litigation matters cannot be predicted with certainty, after consulting with legal counsel, management does not believe that the outcome of these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

On March 23, 2020, an employee of Allied Esports filed a claim in Los Angeles Superior Court alleging various employment misconduct against Allied Esports, the Company and an officer of the Company in connection with a competition being hosted by Allied Esports. The claim alleges damages in excess of $3 million and suggests that the defendants could be subject to punitive damages. The Company has submitted such claim to its insurer and is awaiting confirmation of coverage (subject to coverage limits and retention).

Operating Leases

The Company’s aggregate rent expense incurred during the three months ended March 31, 2020 amounted to $594,244 of which $96,278 was capitalized into deferred production costs, $312,501 was included within in-person cost of revenues, and $185,465 was included within general administrative expenses on the condensed consolidated statements of operations and comprehensive loss. The Company’s aggregate rent expense incurred during the three months ended March 31, 2019 amounted to $612,414, of which $107,518 was capitalized into deferred production costs, $312,501 was included within in-person cost of revenues, and $192,395 was included within general administrative expenses on the condensed consolidated statements of operations and comprehensive loss.

Investment Agreements

TV Azteca Agreement

In June 2019, the Company entered into an exclusive ten-year strategic investment and revenue sharing agreement (the “TV Azteca Agreement”) with TV Azteca, in order to expand the Allied Esports brand into Mexico. Pursuant to the terms of the TV Azteca Agreement, as amended, TV Azteca purchased 742,692 shares of AESE common stock for $5,000,000.

In connection with the TV Azteca Agreement, AESE will provide $7,000,000 to be used for various strategic initiatives including digital channel development, facility and flagship construction in Mexico, co-production of Spanish language content, platform localization, and marketing initiatives. The Company will be entitled to various revenues generated from the investment.

Currently, the Company has paid $5,000,000 with the rest of the payments due as follows:

●	$1,000,000 payable on March 1, 2021 and
●	$1,000,000 payable on March 1, 2022.

Simon Agreement

In June 2019, the Company entered into an agreement (the “Simon Agreement”) with Simon Equity Development, LLC (“Simon”), a shareholder of the Company, pursuant to which Allied Esports would conduct a series of mobile esports gaming tournaments and events at selected Simon shopping malls and online called the Simon Cup, in each of 2019, 2020 and 2021, and would also develop esports and gaming venues at certain Simon shopping malls in the U.S.

In connection with the Simon Agreement, AESE placed $4,950,000 of cash into an escrow account to be utilized for various strategic initiatives including the build-out of branded esports facilities at Simon malls, and esports event programs. On October 22, 2019, cash in the amount of $1,300,000 was released from escrow in order to fund expenses incurred in connection with the 2019 Simon Cup. As of December 31, 2019, the balance in the escrow account was $3,650,000, which is shown as restricted cash on the accompanying condensed consolidated balance sheet.

The Simon Agreement and the related Escrow Agreement, as amended, permitted Simon to request the return of any funds remaining in escrow if the parties did not agree on the 2020 spending plan by March 8, 2020. On March 18, 2020, as the COVID-19 pandemic accelerated in the United States, Simon notified the escrow agent that the parties had not agreed on a 2020 spending plan and requested the return of the remaining funds in the escrow account. The escrow agent returned the remaining $3,650,000 to Simon on March 26, 2020. During the three months ended March 31, 2020, the Company recorded $3,650,000 of stock-based compensation related to the return of cash held in escrow, which is reflected in stock-based compensation expense on the accompanying condensed consolidated statements of operations and comprehensive loss.

The COVID-19 pandemic has delayed indefinitely the parties’ ability to plan and budget for the 2020 and 2021 esports programming and esports venues. The parties have agreed to extend the due date under the applicable agreements from March 8, 2020 to January 31, 2021, in order to continue to develop and budget for the annual esports program and esports venues in future years once the COVID-19 pandemic has ended.

Brookfield Partnership

On January 14, 2020, the Company issued 758,725 shares of its common stock to an investor (“Brookfield”) in exchange for $5,000,000 (the “Purchase Price”) pursuant to a Share Purchase Agreement with BPR Cumulus LLC (the “Brookfield Agreement”), an affiliate of Brookfield Property Partners. The Purchase Price was placed into escrow and is to be used by the Company or its subsidiaries to develop integrated esports experience venues at mutually agreed upon shopping malls owned and/or operated by Brookfield or any of its affiliates (each, an “Investor Mall”), that will include a dedicated gaming space and production capabilities to attract and to activate esports and other emerging live events (each, an “Esports Venue”). To that end, half of the Purchase Price will be released from escrow to the Company upon the execution of a written lease agreement between Brookfield and the Company for the first Esports Venue, and the other half will be released to the Company upon the execution of a written lease agreement between Brookfield and the Company for the second Esports Venue. Further, pursuant to the Brookfield Agreement, the Company must create, produce, and execute three (3) esports events during each calendar year 2020, 2021 and 2022 that will include the Company’s esports truck at one or more Investor Malls at mutually agreed times. The balance held in escrow as of March 31, 2020 is $5,000,000 and is reflected in restricted cash on the accompanying condensed consolidated balance sheets.

Note 15 – Commitments and Contingencies

Litigations, Claims, and Assessments

The Company is involved in various disputes, claims, liens and litigation matters arising out of the normal course of business. While the outcome of these disputes, claims, liens and litigation matters cannot be predicted with certainty, after consulting with legal counsel, management does not believe that the outcome of these matters will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

Operating Leases

Effective on March 23, 2017, Allied Esports entered into a non-cancellable operating lease for 30,000 square feet of event space in Las Vegas, Nevada, for the purpose of hosting Esports activities (the "Las Vegas Lease"). As part of the Las Vegas Lease, Allied Esports committed to build leasehold improvements to repurpose the space for Esports events prior to March 23, 2018, the day the Arena opened to the public (the "Commencement Date"). Initial lease terms are for minimum monthly payments of $125,000 for 60 months with an option to extend for an additional 60 months at $137,500 per month. Additional annual tenant obligations are estimated at $2 per square foot for Allied Esports' portion of real estate taxes and $5 per square foot for common area maintenance costs. Lease payments began at the Commencement Date. The aggregate base rent payable over the lease term will be recognized on a straight-line basis.

On March 29, 2019, AEM entered into a 167-month operating lease for approximately 25,000 square feet of space located in Irvine, California (the "New Irvine Lease") with respect to its operations. On June 15, 2019, the New Irvine Lease was amended to reduce the leased space to approximately 15,000 square feet. On August 9, 2019 the lease was assigned to WPT. The initial base rent pursuant to the lease, as amended, is $39,832 per month, increasing to $58,495 per month over the term of the lease. Lease payments under the New Irvine Lease began on November 1, 2019. The New Irvine Lease also provides for a tenant improvement allowance of up to $1,352,790.  The New Irvine lease contains two five-year options to renew.

The Company's aggregate rent expense incurred during the years ended December 31, 2019 and 2018 amounted to $2,659,308 and $2,523,075, respectively, of which $385,113 and $385,113, respectively was capitalized into deferred production costs, $1,351,139 and $1,364,394, respectively, was included within in-person costs, and $923,056 and $773,568, respectively, was included within general administrative expenses on the consolidated statements of operations.

The schedule future minimum lease payments under the Company's leases are as follows:

Years Ending December 31,

2020	$2,422,276
2021	2,031,702
2022	2,009,631
2023	2,099,920
2024	2,190,667
Thereafter	10,899,477
$21,653,673

Investment Agreements

In June 2019, the Company entered into an exclusive ten-year strategic investment and revenue sharing agreement (the "TV Azteca Agreement") with TV Azteca, in order to expand the Allied Esports brand into Mexico. Pursuant to the terms of the TV Azteca Agreement, as amended, TV Azteca purchased 742,692 shares of AESE common stock for $5,000,000.

In connection with the TV Azteca Agreement, AESE will provide $7,000,000 to be used for various strategic initiatives including digital channel development, facility and flagship construction in Mexico, co-production of Spanish language content, platform socialization, and marketing initiatives. The Company will be entitled to various revenues generated from the investment.

Currently, the Company has paid $3,500,000 with the rest of the payments being due as follows:

●	$1,500,000 payable on March 1, 2020;
●	$1,000,000 payable on March 1, 2021, and
●	$1,000,000 payable on March 1, 2022.

In June 2019, the Company entered into an agreement (the "Simon Agreement") with Simon Equity Development, LLC ("Simon"), a shareholder of the Company, pursuant to which Allied Esports will conduct a series of mobile esports gaming tournaments and events at selected Simon shopping malls and online called the Simon Cup, and will also develop esports and gaming venues at certain Simon shopping malls in the U.S. The Simon Cup will be staged in each of 2019, 2020 and 2021. In connection with the Simon Agreement, AESE placed $4,950,000 of cash into an escrow account to be utilized for various strategic initiatives including the build-out of branded esports facilities at Simon malls, and esports event programs.

On October 22, 2019, cash in the amount of $1,300,000 was released from escrow in order to fund expenses incurred in connection with the Simon Cup. As of December 31, 2019, the balance in the escrow account is $3,650,000, which is shown as restricted cash on the accompanying consolidated balance sheet.

Consulting Agreement

On August 9, 2019 the Company entered into a consulting services agreement with a related party, Black Ridge Oil & Gas, the Company's prior sponsor ("BROG"), pursuant to which BROG will provide administration and accounting services to the Company through December 31, 2019, in exchange for consulting fees in the aggregate of $348,853.

Employment Agreements

WPT CEO Agreement

In connection with the Merger, the Company assumed the obligations under an employment agreement (the "WPT CEO Agreement") with the chief executive officer of WPT (the "WPT CEO"), which expires on January 25, 2022 and is renewable upon the agreement of the parties. The WPT CEO Agreement provides for a base salary of not less than $400,000, of which $315,000 is allocated to his employment and $85,000 is allocated to consultancy and board compensation and is payable to a consulting company of which the WPT CEO is a member (the "Consulting Company."). The WPT CEO agreement also provides for annual performance bonuses based upon reaching certain EBITDA performance objectives. Further, pursuant to the terms of the WPT CEO Agreement, the WPT CEO is entitled to a profitability payment of up to $1.5 million in the event the WPT business reduces its losses or becomes profitable during the term of the WPT Agreement.

Upon the termination for any reason during the term of the WPT CEO Agreement, the WPT CEO is entitled to all payments that would have earning during the term. After the term, the WPT CEO is entitled to a severance of 12 months' salary (including consulting compensation) plus 12 months of benefits, unless terminated for cause. Upon any termination the WPT CEO, the Consulting Company will continue to receive a consulting fee of $100,000 per year (subject to increase for inflation) for as long as is legally permissible, up to a maximum of forty (40) years; provided that the WPT CEO will not take full time employment with the World Series of Poker without the written consent of WPT for so long as such payments are made. Unless terminated for cause, any unvested equity awards are immediately vested upon termination.

CEO Agreement

On November 5, 2019, the Company entered into an employment agreement (the "CEO Agreement") with the Company's Chief Executive Officer ("CEO"). The CEO Agreement is effective as of September 20, 2019. The CEO Agreement provides for a base salary of $300,000 per annum as well as annual incentive bonuses as determined by the Board of Directors, subject to the attainment of certain objectives. The CEO Agreement provides for severance equal to twelve months of the CEO's base salary. In connection with the CEO agreement, the CEO also received 17,668 shares of the Company's restricted common stock, with a grant date value of $100,000, which vest one year from date of issuance (See Note 16 – Stockholders' Equity, Restricted Stock). Unless terminated for cause, any unvested equity awards are immediately vested upon termination. The employment agreement expires on August 9, 2022 and may be extended for a period up to one year upon mutual written agreement by the CEO and the Company at least thirty days prior to expiration.